Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net income	$ 1,449	$ 1,295	$ 1,016
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	0	0	(11)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	1,449	1,295	1,005
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	610	374	333
Stock-based compensation	124	111	97
Deferred taxes	114	(108)	21
Amortization of Debt Discount (Premium)	0	(23)	(55)
Other	(6)	(17)	(46)
Changes in assets and liabilities:
Customer accounts receivable	(65)	(45)	(43)
Prepaid expenses and other current assets	7	(5)	22
Accounts payable, accrued salaries and benefits, deferred revenue and other accrued liabilities	(140)	(277)	19
Total adjustments	700	16	458
Net cash provided by operating activities	2,149	1,311	1,463
Increase (Decrease) in Section 31 Fees Payable	14	(21)	52
Increase (Decrease) in Deferred Revenue	42	27	58
Investing activities
Capital expenditures	(250)	(190)	(172)
Capitalized software development costs	(115)	(87)	(78)
Cash paid for acquisitions, net of cash acquired	(425)	(3,751)	(577)
Payments to Acquire Equity Method Investments	(70)	(60)	0
Purchases of cost and equity method investments	0	0	2,274
Proceeds from sales of available-for-sale investments	0	1,089	54
Purchases of available-for-sale investments	0	(5)	(1,304)
Increase in restricted cash	(38)	(294)	(161)
Net cash used in investing activities	(898)	(3,298)	36
Financing activities
Proceeds from debt facilities	0	2,472	0
Repayments of debt	0	(1,028)	(377)
Proceeds from (Repayments of) Commercial Paper	(949)	1,686	(175)
Dividends to shareholders	(409)	(331)	(299)
Payments relating to treasury shares received for restricted stock tax payments and stock option exercises	(54)	(45)	(45)
Repurchases of common stock	(50)	(660)	(645)
Purchase of subsidiary shares from non-controlling interest	0	(128)	(129)
Proceeds from (Payments for) Other Financing Activities	0	10	(3)
Net cash provided by financing activities	(1,462)	1,976	(1,673)
Cash Provided by (Used in) Operating Activities, Discontinued Operations	0	0	51
Cash Provided by (Used in) Investing Activities, Discontinued Operations	0	0	(504)
Cash Provided by (Used in) Financing Activities, Discontinued Operations	0	0	339
Effect of exchange rate changes on cash and cash equivalents	(9)	(14)	(21)
Net increase in cash and cash equivalents	(220)	(25)	(309)
Cash and cash equivalents, beginning of the year	627	652
Cash and cash equivalents, end of the year	407	627	652
Supplemental cash flow disclosure
Cash paid for income taxes	460	542	338
Cash paid for interest	170	123	140
Supplemental noncash investing and financing activities
Common stock and vested stock options issued for acquisitions	0	2,197	0
Treasury stock retirement	$ 1,512	$ 0	$ 0